Expenses by nature - Share based payment expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Expense from share based payment	£ 8,816	£ 23,189	£ 111,996
Enterprise Management Initiative
Share-based payments
Expense from share based payment	732	7,858	156
2021 Incentive Plan
Share-based payments
Expense from share based payment	£ 8,084	14,512
Issuance of Z-Shares to American
Share-based payments
Expense from share based payment			16,739
Capital reorganization
Share-based payments
Expense from share based payment			84,712
Issuance of PIPE shares to suppliers and partners
Share-based payments
Expense from share based payment		£ 819	£ 10,389